Acquisitions and business divestments (Tables)	12 Months Ended
Dec. 31, 2014
Acquisitions
Acquisitions

($ in millions, except number of acquired businesses)	2014	2013	2012
Acquisitions (net of cash acquired)(1)	58	897	3,643
Aggregate excess of purchase price over fair value of net assets acquired(2)	9	525	2,895
Number of acquired businesses	6	7	9
(1)

Excluding changes in cost- and equity-accounted companies but including $2 million in 2013 and $5 million in 2012, representing the fair value of replacement vested stock options issued to Power-One and Thomas & Betts employees, respectively, at the corresponding acquisition dates.

(2)

Recorded as goodwill (see Note 11). Includes adjustments of $42 million in 2014 and $63 million in 2013 arising during the measurement period of acquisitions, primarily reflecting a reduction in certain deferred tax liabilities related to Power-One and Thomas & Betts, respectively.

Business acquisitions in 2013
Acquisitions
Allocation of the purchase consideration for business acquisition

($ in millions)	Allocated amounts(1)	Weighted-average useful life
Intangible assets	208	7 years
Fixed assets	124
Deferred tax liabilities	(74)
Other assets and liabilities, net	93
Goodwill(2)	546

Total consideration (net of cash acquired)	897

(1)	Excludes measurement period adjustments related to prior year acquisitions.
(2)	Goodwill recognized is not deductible for income tax purposes.

Thomas & Betts
Acquisitions
Allocation of the purchase consideration for business acquisition

       The final allocation of the purchase consideration for the Thomas & Betts acquisition in 2012 was as follows:

($ in millions)	Allocated amounts	Weighted- average useful life
Customer relationships	1,169	18 years
Technology	179	5 years
Trade names	155	10 years
Order backlog	12	7.5 months

Intangible assets	1,515	15 years
Fixed assets	458
Debt acquired	(619)
Deferred tax liabilities	(971)
Inventories	300
Other assets and liabilities, net(1)	49
Goodwill(2)	2,649

Total consideration (net of cash acquired)(3)	3,381

(1)	Gross receivables from the acquisition totaled $387 million; the fair value of which was $344 million after rebates and allowance for estimated uncollectable receivables.
(2)	Goodwill recognized is not deductible for income tax purposes.
(3)

Cash acquired in the acquisition totaled $521 million. Additional consideration for the acquisition included $94 million related to the cash settlement of stock options held by Thomas & Betts employees at the acquisition date and $5 million representing the fair value of replacement vested stock options issued to Thomas & Betts employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

Unaudited pro forma financial information
($ in millions)	2012
Total revenues	40,251
Income from continuing operations, net of tax	2,924

Adjustments included in pro forma results of related acquisition

Adjustments
($ in millions)	2012
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(26)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	11
Impact on cost of sales from fair valuing acquired inventory	31
Impact on cost of sales from additional depreciation of fixed assets	(12)
Interest expense on Thomas & Betts debt	5
Impact on selling, general and administrative expenses from Thomas & Betts stock-option plans adjustments	16
Impact on selling, general and administrative expenses from acquisition-related costs	56
Impact on interest and other finance expense from bridging facility costs	13
Other	(5)
Income taxes	(7)

Total pro forma adjustments	82

Business acquisitions in 2012, excluding Thomas & Betts
Acquisitions
Allocation of the purchase consideration for business acquisition

        The aggregate allocation of the purchase consideration for other business acquisitions in 2012, excluding Thomas & Betts, was as follows:

($ in millions)	Allocated amounts
Intangible assets	68
Fixed assets	25
Deferred tax liabilities	(24)
Other assets and liabilities, net	21
Goodwill	172

Total consideration (net of cash acquired)	262